Loans (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Single-Family Residential
Accrued interest receivables written off	$ 39,000	$ 33,000
Total Real Estate Loans
Accrued interest receivables written off	58,000	46,000
Commercial Loans (Not Secured by Real Estate)
Accrued interest receivables written off	8,000	12,000
Consumer Loans (Not Secured by Real Estate)
Accrued interest receivables written off	2,000	1,000
Total Real Estate [Member]
Accrued interest receivables written off	48,000	33,000
Commercial Loans (Secured by Real Estate)
Accrued interest receivables written off	$ 9,000	$ 0